Financial instruments - Interest bearing debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest bearing debt
Remaining notional	$ 990,299
Carrying amount	$ 967,275	$ 786,204
Nordea Samco Credit Facility [Member]
Interest bearing debt
Interest rate	LIBOR+2.5%
Remaining notional	$ 0
Carrying amount	$ 0	217,921
Credit Agricole Credit Facility [Member]
Interest bearing debt
Interest rate	LIBOR+2.19%
Remaining notional	$ 62,717
Carrying amount	$ 62,166	68,591
Danish Ship Finance Credit Facility [Member]
Interest bearing debt
Interest rate	LIBOR+2.25%
Remaining notional	$ 41,600
Carrying amount	$ 41,437	43,937
Nordea/DNB Credit Facility One [Member]
Interest bearing debt
Interest rate	LIBOR+2.25%
Remaining notional	$ 0
Carrying amount	$ 0	44,647
Nordea/DNB Credit Facility Two [Member]
Interest bearing debt
Interest rate	LIBOR+2.75%
Remaining notional	$ 0
Carrying amount	$ 0	9,884
ABN Amro Credit Facility One [Member]
Interest bearing debt
Interest rate	LIBOR+2.6%
Remaining notional	$ 0
Carrying amount	$ 0	119,844
Nordea BW VLCC Acquisition Credit Facility [Member]
Interest bearing debt
Interest rate	LIBOR+2.40
Remaining notional	$ 258,483
Carrying amount	$ 254,870	183,119
ABN Amro Credit Facility Two [Member]
Interest bearing debt
Interest rate	LIBOR+2.4%
Remaining notional	$ 469,639
Carrying amount	464,826
Convertible Senior Notes due 2019 [Member]
Interest bearing debt
Remaining notional	32,860
Carrying amount	$ 32,009	$ 98,262
Interest rate	4.50%
Convertible Senior Notes due 2021 [Member]
Interest bearing debt
Remaining notional	$ 125,000
Carrying amount	$ 111,968
Interest rate	4.50%